Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We do not currently grant stock options, stock appreciation rights or similar option-like instruments, and do not currently plan to grant such awards. Accordingly, the Company does not maintain formal policies regarding the timing of option awards in relation to the disclosure of material nonpublic information. In the event that the HCCC determines to grant stock options or similar option-like instruments, the Board or HCCC will evaluate the proper steps to take in relation to the timing of such awards.

Award Timing Predetermined	false